Calvert
Flexible Bond Fund
September 30, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 12.1%

Security	Principal Amount* (000's omitted)		Value
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)		1,512	$ 1,481,216
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		1,005	1,025,615
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		1,110	988,290
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,500	1,057,115
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class B, 3.79%, 12/26/51(1)		1,315	1,246,512
Conn's Receivables Funding LLC:
Series 2022-A, Class C, 0.00%, 12/15/26(1)		885	833,526
Series 2023-A, Class B, 10.00%, 1/17/28(1)		475	464,998
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		292	271,438
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		2,699	2,676,157
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		190	186,245
FMC GMSR Issuer Trust, Series 2022-GT2, Class A, 7.90%, 7/25/27(1)		2,700	2,786,663
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		74	74,004
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		1,524	1,559,991
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		2,000	2,000,634
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		402	395,622
Lendbuzz Securitization Trust, Series 2024-3A, Class C, 5.90%, 11/15/31(1)		1,400	1,404,454
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		925	574,606
Series 2020-2GF, Class A, 2.75%, 7/20/47(1)		929	781,169
Series 2021-1GS, Class A, 2.29%, 1/20/48(1)		767	632,489
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)		76	72,296
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class B, 7.59%, 4/20/54(1)		1,123	1,167,419
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		2,122	1,557,408
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		265	241,400
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		39	34,524
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		136	112,862
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		1,464	1,048,070
Series 2021-3A, Class D, 3.28%, 6/20/52(1)		582	397,245
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		1,510	461,312
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)		1,267	1,268,358
Series 2024-1, Class B, 6.09%, 8/15/49(1)		789	793,219
Security	Principal Amount* (000's omitted)		Value
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		769	$ 714,090
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		1,894	1,828,128
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		563	541,040
Oportun Issuance Trust:
Series 2021-C, Class B, 2.67%, 10/8/31(1)		2,995	2,905,197
Series 2022-2, Class C, 9.36%, 10/9/29(1)		1,382	1,389,631
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		146	144,045
Series 2021-3, Class C, 3.27%, 5/15/29(1)		2,654	2,538,281
Series 2021-5, Class C, 3.93%, 8/15/29(1)		1,262	1,224,619
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		515	484,541
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		2,190	2,245,774
Prodigy Finance, Series 2021-1A, Class C, 8.719%, (1 mo. SOFR + 3.864%), 7/25/51(1)(2)		246	247,135
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	1,452	1,067,128
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		186	171,852
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		403	356,836
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		1,620	1,582,429
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,308	1,271,475
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		465	444,493
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		1,220	1,260,369
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		1,069	1,071,169
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,235	716,337
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)		1,079	1,021,789
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		579	464,014
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		3,252	2,685,257
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		133	126,126
Theorem Funding Trust:
Series 2022-2A, Class B, 9.27%, 12/15/28(1)		1,795	1,858,700
Series 2022-3A, Class B, 8.95%, 4/15/29(1)		2,170	2,253,430
Upstart Securitization Trust, Series 2020-3, Class C, 6.25%, 11/20/30(1)		226	226,177
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		820	752,915
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		635	659,478

Calvert
Flexible Bond Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	1,119	$ 1,087,606
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	205	189,683
Series 2020-A, Class C, 6.657%, 3/15/45(1)	104	97,887
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)	589	628,571
Total Asset-Backed Securities (identified cost $65,169,057)		$ 61,851,059

Collateralized Mortgage Obligations — 6.4%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class M1B, 6.68%, (30-day SOFR Average + 1.40%), 9/25/31(1)(2)	$1,532	$ 1,534,339
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	821	770,650
Champs Trust:
Series 2024-1, Class A, 8.39%, 7/25/59(1)	1,421	1,480,412
Series 2024-2, Class A, 14.782% to 9/25/27, 11/25/59(1)	1,500	1,570,213
Eagle Re Ltd., Series 2021-2, Class M1C, 8.73%, (30-day SOFR Average + 3.45%), 4/25/34(1)(2)	861	873,575
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	81	85,409
Series 5402, Class BZ, 6.00%, 4/25/54	304	326,426
Series 5413, Class MZ, 6.00%, 5/25/54	595	642,485
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 13.545%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	1,270	1,459,077
Series 2020-DNA6, Class B1, 8.28%, (30-day SOFR Average + 3.00%), 12/25/50(1)(2)	275	297,609
Series 2021-DNA2, Class B1, 8.68%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	815	919,453
Series 2021-DNA2, Class B2, 11.28%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	910	1,075,992
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.745%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	780	845,961
Series 2019-R03, Class 1B1, 9.495%, (30-day SOFR Average + 4.214%), 9/25/31(1)(2)	674	720,013
Series 2019-R05, Class 1B1, 9.495%, (30-day SOFR Average + 4.214%), 7/25/39(1)(2)	926	970,115
Series 2019-R06, Class 2B1, 9.145%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	1,494	1,561,307
Series 2019-R07, Class 1B1, 8.795%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	1,393	1,449,630
Series 2020-R02, Class 2B1, 8.395%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	494	507,995
Series 2021-R01, Class 1B2, 11.28%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	2,287	2,429,931
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2021-R02, Class 2B1, 8.58%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	$180	$ 185,867
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	331	350,759
Series 2023-84, Class MW, 6.00%, 6/20/53	349	370,195
Series 2023-98, Class BW, 6.00%, 7/20/53	385	408,094
Series 2023-99, Class AL, 6.00%, 7/20/53	385	408,049
Series 2023-102, Class SG, 2.626%, (22.55% - 30-day SOFR Average x 3.727), 7/20/53(4)	489	527,728
Series 2023-133, Class S, 5.564%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(4)	1,017	1,099,640
Series 2023-164, Class EL, 6.00%, 11/20/53	450	466,733
Series 2023-173, Class AX, 6.00%, 11/20/53	395	412,031
Series 2024-44, Class LM, 6.00%, 3/20/54	1,634	1,738,568
Series 2024-46, Class AL, 6.00%, 3/20/54	406	433,208
Home Re Ltd., Series 2021-1, Class M2, 8.245%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	1,295	1,306,098
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(3)	475	483,437
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(3)	485	496,359
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(3)	440	450,657
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(3)	495	503,413
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(3)	870	882,955
PNMAC GMSR Issuer Trust:
Series 2021-FT1, Class A, 7.97%, (1 mo. SOFR + 3.115%), 3/25/26(1)(2)	500	502,545
Series 2024-GT1, Class A, 8.055%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	1,095	1,109,781
Triangle Re Ltd., Series 2021-3, Class B1, 10.23%, (30-day SOFR Average + 4.95%), 2/25/34(1)(2)	1,152	1,185,879
Total Collateralized Mortgage Obligations (identified cost $31,542,297)		$32,842,588

Commercial Mortgage-Backed Securities — 4.4%

Security	Principal Amount (000's omitted)*	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(5)	3,865	$ 1,565,465
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(5)	1,555	342,937
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 6.861%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	2,362	2,339,235
BX Trust, Series 2023-DELC, Class B, 8.436%, (1 mo. SOFR + 3.339%), 5/15/38(1)(2)	1,500	1,516,815

Calvert
Flexible Bond Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
CSMC Trust:
Series 2021-BPNY, Class A, 8.926%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)		1,253	$ 1,147,103
Series 2022-CNTR, Class A, 9.041%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)		508	433,705
Extended Stay America Trust, Series 2021-ESH, Class D, 7.462%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)		2,722	2,731,319
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.645%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)		1,514	1,524,978
Series 2020-01, Class M10, 9.145%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)		2,178	2,209,709
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		663	696,257
Great Wolf Trust, Series 2024-WLF2, Class D, 8.036%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)		1,346	1,353,558
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class C, 7.637%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)		500	501,277
Series 2024-DPLO, Class D, 8.436%, (1 mo. SOFR + 3.339%), 6/15/41(1)(2)		660	663,760
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 7.437%, (1 mo. SOFR + 2.341%), 9/15/41(1)(2)		923	924,165
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		605	76,182
KSL Commercial Mortgage Trust, Series 2023-HT, Class C, 8.535%, (1 mo. SOFR + 3.439%), 12/15/36(1)(2)		1,259	1,263,190
ORL Trust, Series 2023-GLKS, Class A, 7.447%, (1 mo. SOFR + 2.35%), 10/19/36(1)(2)		615	618,649
TX Trust, Series 2024-HOU, Class E, 9.484%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		1,344	1,338,867
U.K. Logistics DAC:
Series 2024-1A, Class D, 8.98%, (SONIA + 4.00%), 5/17/34(1)(2)	GBP	600	799,744
Series 2024-1A, Class E, 9.98%, (SONIA + 5.00%), 5/17/34(1)(2)	GBP	350	467,192
Total Commercial Mortgage-Backed Securities (identified cost $26,056,312)			$22,514,107

Corporate Bonds — 33.6%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.6%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(6)	922	$ 918,461
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	1,150	1,228,785
South32 Treasury Ltd., 4.35%, 4/14/32(1)	744	706,586
		$ 2,853,832
Communications — 1.9%
Arches Buyer, Inc., 4.25%, 6/1/28(1)(6)	1,350	$ 1,243,487
Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	4,257	$ 3,261,150
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,179	1,233,866
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	875	878,865
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	410	329,923
SES SA, 5.30%, 4/4/43(1)	245	189,187
Stagwell Global LLC, 5.625%, 8/15/29(1)	1,330	1,286,893
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,330	1,282,894
		$ 9,706,265
Consumer, Cyclical — 3.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,508	$2,503,235
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	1,175	1,100,528
Ford Motor Co., 4.75%, 1/15/43	728	603,610
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	675	674,894
7.122%, 11/7/33	1,102	1,191,768
7.20%, 6/10/30	818	881,733
7.35%, 3/6/30	1,774	1,921,840
General Motors Financial Co., Inc., 5.95%, 4/4/34	1,003	1,038,436
Hyundai Capital America:
5.70%, 6/26/30(1)	658	691,703
6.20%, 9/21/30(1)	325	350,690
Lithia Motors, Inc., 4.375%, 1/15/31(1)	1,422	1,324,278
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)	1,125	1,079,604
7.75%, 2/15/29(1)	750	741,105
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(6)	1,360	1,277,972
Tapestry, Inc.:
7.00%, 11/27/26(6)	131	135,585
7.35%, 11/27/28	1,341	1,409,783
WarnerMedia Holdings, Inc., 4.279%, 3/15/32(6)	3,042	2,703,303
		$19,630,067
Consumer, Non-cyclical — 2.0%
Ashtead Capital, Inc.:
4.25%, 11/1/29(1)	314	$305,680
5.95%, 10/15/33(1)	1,455	1,533,475
Centene Corp.:
2.50%, 3/1/31	543	467,184
3.375%, 2/15/30	669	617,000
4.25%, 12/15/27	897	881,698
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)(6)	1,150	1,158,987
Kroger Co.:
4.90%, 9/15/31	810	815,510
5.00%, 9/15/34	526	530,593
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	500	551,127

Calvert
Flexible Bond Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
LifePoint Health, Inc.: (continued)
10.00%, 6/1/32(1)		975	$ 1,073,102
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)		687	582,529
5.20%, 4/1/29(1)		595	597,282
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(6)		1,110	1,104,980
			$ 10,219,147
Diversified — 0.3%
Inversiones La Construccion SA, 4.75%, 2/7/32(7)		1,373	$1,270,711
			$1,270,711
Energy — 0.6%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(8)		1,134	$49,187
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		353	353,618
6.45%, 3/5/34(1)		423	447,974
6.95%, 3/5/54(1)		275	293,689
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		1,810	1,733,832
			$2,878,300
Financial — 20.8%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(6)(9)		173	$173,105
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(9)		986	1,055,505
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		1,835	1,887,666
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(1)		1,325	1,321,085
Ally Financial, Inc.:
2.20%, 11/2/28		1,339	1,205,300
4.70% to 5/15/26(9)(10)		4,251	3,717,778
6.848% to 1/3/29, 1/3/30(9)		1,520	1,605,647
American Assets Trust LP, 3.375%, 2/1/31		1,010	878,811
American National Group, Inc.:
5.75%, 10/1/29(11)		970	976,269
6.144%, 6/13/32(1)		1,140	1,134,749
Antares Holdings LP, 6.50%, 2/8/29(1)		990	1,006,226
Apollo Debt Solutions BDC:
6.70%, 7/29/31(1)(6)		1,016	1,047,132
6.90%, 4/13/29(1)		1,299	1,350,858
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(7)(9)	EUR	930	1,220,828
Banco Santander SA:
6.35%, 3/14/34		2,600	2,785,342
9.625% to 11/21/28(9)(10)		1,000	1,113,802
Bank of America Corp., 5.468% to 1/23/34, 1/23/35(9)		4,653	4,894,901
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(9)		1,755	1,884,621
BBVA Bancomer SA:
5.125% to 1/18/28, 1/18/33(1)(9)		2,538	2,415,948
8.125% to 1/8/34, 1/8/39(1)(6)(9)		1,146	1,215,548
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
BBVA Bancomer SA: (continued)
8.45% to 6/29/33, 6/29/38(1)(9)	722	$ 787,797
Blackstone Private Credit Fund, 6.25%, 1/25/31(1)	935	961,050
Blue Owl Credit Income Corp., 6.65%, 3/15/31	1,300	1,328,450
BNP Paribas SA, 7.75% to 8/16/29(1)(9)(10)	2,568	2,711,656
Broadstone Net Lease LLC, 2.60%, 9/15/31	305	257,161
Brookfield Finance, Inc., 5.675%, 1/15/35	1,716	1,801,974
CaixaBank SA:
5.673% to 3/15/29, 3/15/30(1)(9)	300	311,643
6.84% to 9/13/33, 9/13/34(1)(9)	827	923,203
CI Financial Corp., 3.20%, 12/17/30	1,916	1,624,255
Citigroup, Inc., 4.00% to 12/10/25(9)(10)	659	646,844
COPT Defense Properties LP, 2.90%, 12/1/33	1,055	884,193
Credit Agricole SA, 6.251% to 1/10/34, 1/10/35(1)(9)	1,699	1,813,968
Cushman & Wakefield U.S. Borrower LLC, 8.875%, 9/1/31(1)	131	143,141
Enact Holdings, Inc., 6.25%, 5/28/29	2,355	2,446,480
EPR Properties:
3.60%, 11/15/31	770	687,086
3.75%, 8/15/29	1,998	1,869,443
4.50%, 6/1/27	255	251,348
4.95%, 4/15/28	1,171	1,161,020
Essent Group Ltd., 6.25%, 7/1/29	2,887	3,013,268
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	3,184	2,799,633
6.75%, 3/15/54(1)	3,010	3,205,683
7.95% to 7/15/29, 10/15/54(1)(9)	1,351	1,413,595
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	4,796	4,911,597
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(9)	2,724	3,164,459
Jefferies Financial Group, Inc., 6.20%, 4/14/34	2,270	2,431,068
KeyBank NA, 5.00%, 1/26/33	2,145	2,126,302
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	2,212	2,093,151
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	1,345	1,288,069
6.00%, 5/20/34	1,357	1,419,124
Newmark Group, Inc., 7.50%, 1/12/29	1,692	1,829,305
Nuveen LLC, 5.85%, 4/15/34(1)	1,593	1,687,807
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	1,685	1,823,655
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	1,627	1,499,476
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(9)	828	848,804
8.50% to 3/25/34(1)(9)(10)	1,328	1,355,085
Synchrony Bank, 5.40%, 8/22/25	650	651,542
Synchrony Financial, 4.875%, 6/13/25	292	291,455
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(9)	729	670,676
5.625%, 2/15/28	1,452	1,460,360
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	981	931,711
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(9)	2,420	2,602,255

Calvert
Flexible Bond Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
TPG Operating Group II LP, 5.875%, 3/5/34(6)		1,695	$ 1,808,737
U.S. Bancorp, 5.678% to 1/23/34, 1/23/35(9)		2,872	3,045,529
UBS Group AG:
4.375% to 2/10/31(1)(9)(10)		534	466,284
9.25% to 11/13/28(1)(9)(10)		1,770	1,961,339
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)		732	720,520
5.861% to 6/19/27, 6/19/32(1)(9)		1,386	1,394,964
			$106,417,286
Government - Multinational — 0.4%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	45,700	$2,292,590
			$2,292,590
Industrial — 0.9%
BAE Systems PLC, 5.30%, 3/26/34(1)		497	$517,087
Calderys Financing LLC, 11.25%, 6/1/28(1)		1,130	1,216,182
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,250	1,177,725
Seaspan Corp., 5.50%, 8/1/29(1)		1,097	1,045,813
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)		876	873,358
			$4,830,165
Technology — 2.1%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)		1,300	$1,324,011
Concentrix Corp., 6.60%, 8/2/28(6)		3,104	3,239,644
Kyndryl Holdings, Inc.:
3.15%, 10/15/31		938	824,738
6.35%, 2/20/34		1,820	1,946,494
McAfee Corp., 7.375%, 2/15/30(1)(6)		1,100	1,073,972
Playtika Holding Corp., 4.25%, 3/15/29(1)		1,410	1,295,221
Seagate HDD Cayman, 9.625%, 12/1/32		761	884,255
			$10,588,335
Utilities — 0.2%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		401	$363,190
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		910	881,042
			$1,244,232
Total Corporate Bonds (identified cost $168,069,109)			$171,930,930

Exchange-Traded Funds — 0.4%

Security	Shares	Value
Fixed-Income Funds — 0.4%
Calvert Ultra-Short Investment Grade ETF(12)	47,000	$ 2,382,900
Total Exchange-Traded Funds (identified cost $2,386,380)		$ 2,382,900

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(13)(14)	$500	$ 506,895
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(13)(14)	1,000	1,015,060
Total High Social Impact Investments (identified cost $1,500,000)		$ 1,521,955

Mutual Funds — 2.2%

Security	Shares	Value
Income Funds — 2.2%
Calvert Floating-Rate Advantage Fund, Class R6(12)	1,238,353	$ 11,083,262
Total Mutual Funds (identified cost $11,145,385)		$ 11,083,262

Preferred Stocks — 0.3%

Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP, Series A, 5.75%	77,941	$ 1,153,527
		$ 1,153,527
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 6.25%	9,864	$ 232,001
		$ 232,001
Total Preferred Stocks (identified cost $2,208,935)		$ 1,385,528

Calvert
Flexible Bond Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 1.5%(15)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.345%, (SOFR + 3.50%), 8/24/28	$646	$ 647,536
Term Loan, 8.345%, (SOFR + 3.50%), 8/24/28	249	249,674
		$ 897,210
Diversified Telecommunication Services — 0.0%(16)
Lumen Technologies, Inc.:
Term Loan, 7.319%, (SOFR + 2.35%), 4/15/29	$209	$ 184,273
Term Loan, 7.319%, (SOFR + 2.35%), 4/15/30	209	180,946
		$365,219
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Term Loan, 7.595%, (SOFR + 2.75%), 10/23/28	$896	$896,835
		$896,835
Insurance — 0.5%
AmWINS Group, Inc., Term Loan, 7.21%, (SOFR + 2.25%), 2/19/28	$895	$894,978
HUB International Ltd., Term Loan, 8.225%, (SOFR + 3.00%), 6/20/30	896	895,226
USI, Inc., Term Loan, 7.354%, (SOFR + 2.75%), 11/22/29	895	893,901
		$2,684,105
IT Services — 0.3%
Informatica LLC, Term Loan, 10/27/28(17)	$900	$899,813
Sedgwick Claims Management Services, Inc., Term Loan, 8.252%, (SOFR + 3.00%), 7/31/31	798	797,481
		$1,697,294
Paper and Forest Products — 0.1%
Enviva Partners LP/Fin C:
DIP Loan, 7.713%, (SOFR + 8.00%), 12/13/24(18)	$198	$203,169
DIP Loan, 13.016%, (SOFR + 8.00%), 12/13/24	79	93,821
Term Loan, 13.301%, (SOFR + 8.00%), 12/13/24	119	140,731
		$437,721
Software — 0.2%
Open Text Corp., Term Loan, 7.095%, (SOFR + 2.25%), 1/31/30	$893	$897,021
		$897,021
Total Senior Floating-Rate Loans (identified cost $7,817,519)		$7,875,405

U.S. Government Agency Mortgage-Backed Securities — 25.9%

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
4.50%, 30-Year, TBA(19)	$9,010	$ 8,860,386
5.00%, 30-Year, TBA(19)	59,079	59,042,409
5.50%, 30-Year, TBA(19)	63,860	64,615,844
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $133,047,304)		$132,518,639

U.S. Treasury Obligations — 9.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds, 3.375%, 8/15/42	$1,143	$ 1,031,892
U.S. Treasury Notes:
2.75%, 4/30/27	1,000	979,570
3.625%, 5/15/26	360	359,473
3.625%, 5/31/28	2,740	2,744,816
3.875%, 3/31/25	2,400	2,394,285
4.00%, 2/15/34	2,902	2,952,558
4.125%, 3/31/29	8,892	9,095,543
4.375%, 11/30/28	3,275	3,375,873
4.375%, 11/30/30	1,025	1,066,400
4.50%, 11/15/25	1,384	1,393,083
4.50%, 3/31/26	3,775	3,815,109
4.50%, 5/31/29	2,000	2,080,352
4.50%, 11/15/33	420	443,642
4.625%, 9/15/26	10,857	11,053,359
4.875%, 11/30/25	3,025	3,058,559
4.875%, 10/31/28	2,500	2,622,559
Total U.S. Treasury Obligations (identified cost $47,973,227)		$48,467,073

Calvert
Flexible Bond Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 29.3%
Affiliated Fund — 9.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(20)	47,678,073	$ 47,678,073
Total Affiliated Fund (identified cost $47,678,073)		$ 47,678,073

Securities Lending Collateral — 1.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(21)	5,989,833	$ 5,989,833
Total Securities Lending Collateral (identified cost $5,989,833)		$ 5,989,833
U.S. Treasury Obligations — 18.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/7/24	$48,283	$ 48,050,746
0.00%, 11/14/24	48,375	48,100,719
Total U.S. Treasury Obligations (identified cost $96,107,149)		$ 96,151,465
Total Short-Term Investments (identified cost $149,775,055)		$149,819,371
Total Investments — 125.9% (identified cost $646,690,580)		$644,192,817
Less Unfunded Loan Commitments — (0.0)%(16)		$ (118,928)

Net Investments — 125.9% (identified cost $646,571,652)	$644,073,889

Other Assets, Less Liabilities — (25.9)%	$(132,513,747)
Net Assets — 100.0%	$511,560,142

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $198,580,850 or 38.8% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2024.
(3)	Step coupon security. Interest rate represents the rate in effect at September 30, 2024.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2024.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2024.
(6)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $8,239,720 and the total market value of the collateral received by the Fund was $8,522,348, comprised of cash of $5,989,833 and U.S. government and/or agencies securities of $2,532,515.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of these securities is $2,491,539 or 0.5% of the Fund's net assets.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	When-issued security.
(12)	Affiliated fund.
(13)	May be deemed to be an affiliated company.
(14)	Restricted security. Total market value of restricted securities amounts to $1,521,955, which represents 0.3% of the net assets of the Fund as of September 30, 2024.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	Amount is less than 0.05% or (0.05)%, as applicable.
(17)	This Senior Loan will settle after September 30, 2024, at which time the interest rate will be determined.
(18)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2024, the total value of unfunded loan commitments is $121,901.

Calvert
Flexible Bond Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

(19)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(20)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(21)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	11,351,441	USD	2,050,281	BNP Paribas	10/22/24	$28,671	$ —
BRL	2,870,000	USD	507,067	Citibank, N.A.	10/22/24	18,557	—
USD	2,035,630	CAD	2,791,745	UBS AG	10/22/24	—	(29,601)
USD	347	EUR	313	UBS AG	10/22/24	—	(2)
USD	1,075,528	EUR	983,953	UBS AG	10/22/24	—	(20,661)
USD	1,227,657	GBP	950,000	Barclays Bank PLC	10/22/24	—	(42,435)
						$47,228	$(92,699)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	510	Long	12/31/24	$106,203,516	$214,286
U.S. 5-Year Treasury Note	234	Long	12/31/24	25,712,578	(12,230)
U.S. Long Treasury Bond	26	Long	12/19/24	3,228,875	(6,840)
U.S. 10-Year Treasury Note	(43)	Short	12/19/24	(4,914,094)	(6,752)
U.S. Ultra 10-Year Treasury Note	(279)	Short	12/19/24	(33,004,828)	(3,645)
U.S. Ultra-Long Treasury Bond	(21)	Short	12/19/24	(2,794,969)	11,138
					$195,957
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,000,000

Abbreviations:
DIP	– Debtor In Possession
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Calvert
Flexible Bond Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
USD	– United States Dollar
At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended September 30, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to obtain exposures to select currencies.
Interest Rate Risk: During the fiscal year to date ended September 30, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At September 30, 2024, the value of the Fund’s investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $62,666,190, which represents 12.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR+2.692%), 5/15/36	$2,543,948	$ 111,945	$ (2,736,000)	$44,303	$ 35,215	$ —	$ 81,586	$ —
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR+3.642%), 5/15/36	922,057	—	(960,000)	—	37,943	—	32,317	—
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	—	2,386,380	—	—	(3,480)	2,382,900	9,028	47,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	498,860	—	—	—	8,035	506,895	18,750	500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	—	1,000,000	—	—	15,060	1,015,060	1,528	1,000,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	699,799	10,430,000	—	—	(46,537)	11,083,262	577,376	1,238,353
Short-Term Investments
Liquidity Fund, Institutional Class(2)	5,180,055	308,948,111	(266,450,093)	—	—	47,678,073	1,447,804	47,678,073
Total				$44,303	$46,236	$62,666,190	$2,168,389

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Flexible Bond Fund
September 30, 2024
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$61,851,059	$ —	$61,851,059
Collateralized Mortgage Obligations	—	32,842,588	—	32,842,588
Commercial Mortgage-Backed Securities	—	22,514,107	—	22,514,107
Corporate Bonds	—	171,930,930	—	171,930,930
Exchange-Traded Funds	2,382,900	—	—	2,382,900
High Social Impact Investments	—	1,521,955	—	1,521,955
Mutual Funds	11,083,262	—	—	11,083,262
Preferred Stocks	1,385,528	—	—	1,385,528
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	7,756,477	—	7,756,477
U.S. Government Agency Mortgage-Backed Securities	—	132,518,639	—	132,518,639
U.S. Treasury Obligations	—	48,467,073	—	48,467,073
Short-Term Investments:
Affiliated Fund	47,678,073	—	—	47,678,073
Securities Lending Collateral	5,989,833	—	—	5,989,833
U.S. Treasury Obligations	—	96,151,465	—	96,151,465
Total Investments	$68,519,596	$575,554,293	$ —	$644,073,889
Forward Foreign Currency Exchange Contracts	$ —	$47,228	$ —	$47,228
Futures Contracts	225,424	—	—	225,424
Total	$68,745,020	$575,601,521	$ —	$644,346,541
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(92,699)	$ —	$(92,699)
Futures Contracts	(29,467)	—	—	(29,467)
Total	$(29,467)	$(92,699)	$ —	$(122,166)
Investment Valuation - Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.